Vanguard Growth and Income Fund

Schedule of Investments (unaudited)
As of June 30, 2019

			Market
			Value
		Shares	($000)
Common Stocks (97.0%)1
Communication Services (8.9%)
*	Facebook Inc. Class A	1,016,923	196,266
*	Alphabet Inc. Class A	162,151	175,577
*	Alphabet Inc. Class C	131,067	141,672
	Verizon Communications Inc.	2,087,192	119,241
	AT&T Inc.	2,845,840	95,364
	Comcast Corp. Class A	1,453,562	61,457
	Walt Disney Co.	294,288	41,094
*	Twitter Inc.	857,046	29,911
*	Charter Communications Inc. Class A	60,086	23,745
*	Netflix Inc.	54,383	19,976
	Fox Corp. Class A	443,534	16,251
*	Discovery Communications Inc. Class A	456,578	14,017
*	Discovery Communications Inc.	276,684	7,872
	News Corp. Class A	547,500	7,386
	CenturyLink Inc.	564,680	6,641
*	TripAdvisor Inc.	140,390	6,499
*	Electronic Arts Inc.	61,064	6,183
	Activision Blizzard Inc.	98,510	4,650
	News Corp. Class B	231,402	3,230
*	DISH Network Corp. Class A	71,200	2,735
^	Match Group Inc.	40,000	2,691
	Interpublic Group of Cos. Inc.	95,120	2,149
*	Yelp Inc. Class A	61,900	2,116
*	Altice USA Inc. Class A	86,400	2,104
*	Liberty Media Corp-Liberty SiriusXM Class C	40,200	1,527
*	SINA Corp.	31,100	1,341
*	Take-Two Interactive Software Inc.	10,400	1,181
*	Liberty Media Corp-Liberty SiriusXM Class A	26,200	991
*	Zynga Inc. Class A	114,154	700
*	Spotify Technology SA	4,400	643
*	Cargurus Inc.	17,400	628
*	GCI Liberty Inc. Class A	4,900	301
	Telephone & Data Systems Inc.	9,200	280
	Sinclair Broadcast Group Inc. Class A	5,100	273
*	Glu Mobile Inc.	29,700	213
	Cable One Inc.	100	117
*	IAC/InterActiveCorp	500	109
	CBS Corp. Class B	1,710	85
*	Pinterest Inc. Class A	2,700	73
*	Liberty TripAdvisor Holdings Inc. Class A	5,300	66
*	IMAX Corp.	2,700	54
*	Live Nation Entertainment Inc.	800	53
	Lions Gate Entertainment Corp. Class B	4,000	46
*,^ Globalstar Inc.		96,700	46
*	DHI Group Inc.	11,700	42
*	Care.com Inc.	3,400	37
	Entravision Communications Corp. Class A	9,600	30
	John Wiley & Sons Inc. Class A	600	27
	Emerald Expositions Events Inc.	1,800	20

Gannett Co. Inc.	2,300	19
* ANGI Homeservices Inc. Class A	1,007	13
* Eventbrite Inc. Class A	800	13
* Manchester United plc Class A	700	13
* Eros International plc	6,400	9
* IDT Corp. Class B	900	8
* MDC Partners Inc. Class A	3,200	8
* pdvWireless Inc.	100	5
* Zillow Group Inc. Class A	100	5
* TrueCar Inc.	817	4
* Yandex NV Class A	100	4
Viacom Inc. Class B	92	3
* Central European Media Enterprises Ltd. Class A	579	2
* Ooma Inc.	100	1
New Media Investment Group Inc.	100	1
		997,818
Consumer Discretionary (11.8%)
* Amazon.com Inc.	189,134	358,150
Home Depot Inc.	686,024	142,672
Starbucks Corp.	1,051,387	88,138
* Booking Holdings Inc.	44,460	83,350
McDonald's Corp.	342,527	71,129
TJX Cos. Inc.	1,052,820	55,673
Yum! Brands Inc.	357,715	39,588
* AutoZone Inc.	35,876	39,445
H&R Block Inc.	1,323,716	38,785
Lowe's Cos. Inc.	372,724	37,612
eBay Inc.	920,417	36,356
NIKE Inc. Class B	396,430	33,280
Darden Restaurants Inc.	267,694	32,586
Best Buy Co. Inc.	353,914	24,678
Whirlpool Corp.	144,589	20,584
General Motors Co.	491,226	18,927
Garmin Ltd.	229,964	18,351
* O'Reilly Automotive Inc.	44,085	16,281
Target Corp.	182,910	15,842
Ralph Lauren Corp. Class A	129,526	14,713
PulteGroup Inc.	449,708	14,220
Ross Stores Inc.	139,377	13,815
Expedia Group Inc.	85,860	11,422
* Ulta Beauty Inc.	27,560	9,560
Advance Auto Parts Inc.	52,530	8,097
Las Vegas Sands Corp.	118,400	6,996
Royal Caribbean Cruises Ltd.	55,314	6,705
Hilton Worldwide Holdings Inc.	61,960	6,056
Dollar General Corp.	34,140	4,614
Kohl's Corp.	95,816	4,556
Foot Locker Inc.	95,990	4,024
Genuine Parts Co.	37,198	3,853
Newell Brands Inc.	239,710	3,696
L Brands Inc.	132,030	3,446
PVH Corp.	34,600	3,275
BorgWarner Inc.	68,348	2,869
Aptiv plc	34,418	2,782
* Under Armour Inc. Class A	101,800	2,581
Goodyear Tire & Rubber Co.	162,900	2,492
Wyndham Hotels & Resorts Inc.	42,599	2,374

	Marriott International Inc. Class A	14,152	1,985
	VF Corp.	20,200	1,764
*	Crocs Inc.	87,500	1,728
	Tapestry Inc.	50,500	1,602
	Dick's Sporting Goods Inc.	42,503	1,472
*	Weight Watchers International Inc.	75,300	1,438
*	Capri Holdings Ltd.	37,000	1,283
	Hyatt Hotels Corp. Class A	15,900	1,210
	Restaurant Brands International Inc.	17,100	1,189
*	Stamps.com Inc.	26,000	1,177
	Fiat Chrysler Automobiles NV	74,900	1,035
*,^ Fossil Group Inc.		87,400	1,005
	Delphi Technologies plc	48,500	970
	Brunswick Corp.	19,000	872
*	Sleep Number Corp.	21,000	848
	Dana Inc.	41,900	835
*	LKQ Corp.	29,300	780
*	Groupon Inc. Class A	194,700	697
	Designer Brands Inc. Class A	33,700	646
*	Hibbett Sports Inc.	34,400	626
	La-Z-Boy Inc.	18,300	561
	GameStop Corp. Class A	99,532	544
	Abercrombie & Fitch Co.	33,461	537
*	Liberty Expedia Holdings Inc. Class A	10,500	502
*	GoPro Inc. Class A	88,300	482
*	Lululemon Athletica Inc.	2,500	451
*	Deckers Outdoor Corp.	2,300	405
*	K12 Inc.	13,100	398
*	Murphy USA Inc.	4,051	340
*	American Outdoor Brands Corp.	36,600	330
*	SeaWorld Entertainment Inc.	9,200	285
	Tiffany & Co.	3,000	281
	Shutterstock Inc.	6,900	270
	Signet Jewelers Ltd.	15,100	270
*	Etsy Inc.	3,400	209
	Tailored Brands Inc.	35,600	205
	Core-Mark Holding Co. Inc.	5,100	203
*	NVR Inc.	60	202
*	Hilton Grand Vacations Inc.	5,600	178
	Tenneco Inc. Class A	13,800	153
*	Urban Outfitters Inc.	6,126	139
*	Adtalem Global Education Inc.	2,600	117
*	Sonos Inc.	10,200	116
	Yum China Holdings Inc.	2,495	115
*	Vitamin Shoppe Inc.	26,200	103
	Office Depot Inc.	47,800	98
	Columbia Sportswear Co.	755	76
	Magna International Inc.	1,500	75
	International Speedway Corp. Class A	1,600	72
	Gentex Corp.	2,900	71
*	Rubicon Project Inc.	11,200	71
*	Rent-A-Center Inc.	2,656	71
	Graham Holdings Co. Class B	100	69
	Tilly's Inc. Class A	8,400	64
*	Vista Outdoor Inc.	6,700	60
	Extended Stay America Inc.	3,300	56
*	Express Inc.	20,400	56

*	Nautilus Inc.	24,400	54
*	Sally Beauty Holdings Inc.	3,735	50
	Bloomin' Brands Inc.	2,400	45
*	Career Education Corp.	2,300	44
	Movado Group Inc.	1,400	38
*	CarMax Inc.	400	35
	Brinker International Inc.	800	31
^	Shoe Carnival Inc.	1,100	30
*	Wayfair Inc.	196	29
*	Noodles & Co. Class A	3,500	28
	Ethan Allen Interiors Inc.	1,200	25
	Wynn Resorts Ltd.	200	25
	Cato Corp. Class A	2,000	25
	Tower International Inc.	1,100	21
*	Genesco Inc.	500	21
*	El Pollo Loco Holdings Inc.	1,800	19
*	American Public Education Inc.	600	18
*	Burlington Stores Inc.	100	17
*	Laureate Education Inc. Class A	1,079	17
*	Playa Hotels & Resorts NV	1,900	15
*	Monarch Casino & Resort Inc.	300	13
*	PDS Biotechnology Corp.	2,090	13
	Lennar Corp. Class B	300	12
*	Biglari Holdings Inc. Class B	110	11
	Big 5 Sporting Goods Corp.	5,500	11
	Bassett Furniture Industries Inc.	700	11
*	Modine Manufacturing Co.	700	10
*	Stitch Fix Inc. Class A	300	10
*	America's Car-Mart Inc.	100	9
*	Hudson Ltd. Class A	600	8
*	Quotient Technology Inc.	700	8
	Tile Shop Holdings Inc.	1,600	6
	Citi Trends Inc.	400	6
*	Beazer Homes USA Inc.	600	6
*	Biglari Holdings Inc.	10	5
*	Cooper-Standard Holdings Inc.	100	5
	BBX Capital Corp. Class A	900	4
*	MasterCraft Boat Holdings Inc.	200	4
*	Container Store Group Inc.	500	4
	Ruth's Hospitality Group Inc.	161	4
*	Libbey Inc.	1,900	4
	American Eagle Outfitters Inc.	200	3
*	Kirkland's Inc.	1,400	3
*	M/I Homes Inc.	100	3
*	Kontoor Brands Inc.	100	3
*	Despegar.com Corp.	200	3
*,^ Fred's Inc. Class A		4,700	2
*	PlayAGS Inc.	40	1
	Pier 1 Imports Inc.	101	1
*	Horizon Global Corp.	160	1
	J. Jill Inc.	200	—
			1,335,741
Consumer Staples (7.5%)
	PepsiCo Inc.	892,680	117,057
	Procter & Gamble Co.	1,012,956	111,071
	Costco Wholesale Corp.	345,412	91,279
	Philip Morris International Inc.	978,044	76,806

Coca-Cola Co.	1,306,219	66,513
Walmart Inc.	592,389	65,453
Mondelez International Inc. Class A	995,165	53,639
Colgate-Palmolive Co.	695,984	49,881
Kimberly-Clark Corp.	289,565	38,593
Estee Lauder Cos. Inc. Class A	206,272	37,771
* Monster Beverage Corp.	480,453	30,667
Sysco Corp.	427,137	30,207
Lamb Weston Holdings Inc.	307,013	19,452
Altria Group Inc.	191,385	9,062
Church & Dwight Co. Inc.	114,460	8,363
Campbell Soup Co.	203,824	8,167
Clorox Co.	35,936	5,502
Coty Inc. Class A	357,307	4,788
Coca-Cola European Partners plc	79,600	4,497
Hershey Co.	31,300	4,195
Brown-Forman Corp. Class B	57,900	3,209
Molson Coors Brewing Co. Class B	42,146	2,360
Walgreens Boots Alliance Inc.	42,700	2,334
* US Foods Holding Corp.	64,300	2,299
General Mills Inc.	37,199	1,954
Nu Skin Enterprises Inc. Class A	16,400	809
* Performance Food Group Co.	15,500	621
* Pilgrim's Pride Corp.	24,300	617
* TreeHouse Foods Inc.	7,000	379
JM Smucker Co.	2,600	300
* Nomad Foods Ltd.	13,400	286
Cal-Maine Foods Inc.	6,593	275
* Boston Beer Co. Inc. Class A	400	151
* USANA Health Sciences Inc.	1,900	151
Cott Corp.	10,800	144
* Simply Good Foods Co.	1,700	41
Tyson Foods Inc. Class A	500	40
* Central Garden & Pet Co. Class A	1,100	27
* Herbalife Nutrition Ltd.	600	26
Flowers Foods Inc.	1,000	23
Fresh Del Monte Produce Inc.	700	19
Dean Foods Co.	19,800	18
McCormick & Co. Inc.	100	16
* Natural Grocers by Vitamin Cottage Inc.	500	5
Kraft Heinz Co.	99	3
		849,070
Energy (4.4%)
Chevron Corp.	820,471	102,099
ConocoPhillips	1,362,445	83,109
Exxon Mobil Corp.	1,004,180	76,950
Occidental Petroleum Corp.	732,411	36,826
Schlumberger Ltd.	711,320	28,268
Marathon Oil Corp.	1,668,509	23,710
Devon Energy Corp.	745,780	21,270
Kinder Morgan Inc.	913,500	19,074
Cabot Oil & Gas Corp.	697,203	16,008
Phillips 66	161,408	15,098
ONEOK Inc.	196,330	13,510
Pioneer Natural Resources Co.	82,859	12,749
Anadarko Petroleum Corp.	151,960	10,722
Hess Corp.	164,869	10,481

	EOG Resources Inc.	84,211	7,845
	Helmerich & Payne Inc.	100,811	5,103
	Halliburton Co.	192,190	4,370
	HollyFrontier Corp.	51,621	2,389
*	Continental Resources Inc.	40,000	1,684
	Equitrans Midstream Corp.	39,500	779
	Murphy Oil Corp.	25,200	621
	Valero Energy Corp.	6,040	517
*	W&T Offshore Inc.	87,600	435
	TechnipFMC plc	16,700	433
	Peabody Energy Corp.	17,900	431
*	Parsley Energy Inc. Class A	20,600	392
	Marathon Petroleum Corp.	7,000	391
*	QEP Resources Inc.	47,700	345
	Cameco Corp.	30,400	326
	SM Energy Co.	14,200	178
*	Oceaneering International Inc.	8,000	163
	Apache Corp.	5,600	162
	Archrock Inc.	15,300	162
*	Magnolia Oil & Gas Corp. Class A	12,200	141
	Enbridge Inc.	2,900	105
*	C&J Energy Services Inc.	7,900	93
*	Keane Group Inc.	12,000	81
*	Helix Energy Solutions Group Inc.	8,700	75
*,^ Tellurian Inc.		9,000	71
*	Exterran Corp.	4,200	60
*	Dril-Quip Inc.	900	43
	Mammoth Energy Services Inc.	5,400	37
*	Superior Energy Services Inc.	27,500	36
	PBF Energy Inc. Class A	1,000	31
*	CONSOL Energy Inc.	1,100	29
*	CNX Resources Corp.	3,859	28
*	Matrix Service Co.	1,300	26
*	Geopark Ltd.	1,400	26
	Plains GP Holdings LP Class A	1,000	25
	DMC Global Inc.	300	19
	Berry Petroleum Corp.	1,500	16
*	Earthstone Energy Inc. Class A	1,370	8
*	WPX Energy Inc.	700	8
	Evolution Petroleum Corp.	900	6
*	SandRidge Energy Inc.	812	6
*	PDC Energy Inc.	100	4
*	Overseas Shipholding Group Inc. Class A	1,600	3
*	Energy Fuels Inc.	900	3
*	FTS International Inc.	430	2
	National Oilwell Varco Inc.	100	2
	RPC Inc.	200	1
*	Hornbeck Offshore Services Inc.	700	1
*	ION Geophysical Corp.	100	1
			497,587
Financials (12.0%)
	JPMorgan Chase & Co.	1,147,744	128,318
	Citigroup Inc.	1,628,158	114,020
*	Berkshire Hathaway Inc. Class B	478,179	101,933
	Bank of America Corp.	3,377,626	97,951
	Wells Fargo & Co.	1,624,356	76,865
	Progressive Corp.	738,711	59,045

S&P Global Inc.	217,810	49,615
Intercontinental Exchange Inc.	522,853	44,934
Synchrony Financial	1,206,522	41,830
Capital One Financial Corp.	409,212	37,132
MetLife Inc.	745,045	37,006
Comerica Inc.	477,344	34,674
American Express Co.	274,373	33,869
Aflac Inc.	541,514	29,680
MSCI Inc. Class A	120,623	28,804
Discover Financial Services	353,131	27,399
Regions Financial Corp.	1,752,555	26,183
Moody's Corp.	131,920	25,765
Hartford Financial Services Group Inc.	447,460	24,932
Morgan Stanley	562,405	24,639
Cincinnati Financial Corp.	228,480	23,687
E*TRADE Financial Corp.	522,344	23,297
M&T Bank Corp.	118,040	20,075
Fifth Third Bancorp	645,165	18,000
Allstate Corp.	176,130	17,911
BlackRock Inc.	35,320	16,576
Arthur J Gallagher & Co.	171,960	15,062
Zions Bancorp NA	269,807	12,406
State Street Corp.	218,886	12,271
T. Rowe Price Group Inc.	105,240	11,546
Torchmark Corp.	123,993	11,092
Franklin Resources Inc.	314,872	10,958
PNC Financial Services Group Inc.	71,850	9,864
Cboe Global Markets Inc.	92,645	9,601
Unum Group	270,404	9,072
SunTrust Banks Inc.	120,410	7,568
Northern Trust Corp.	77,072	6,936
Ares Capital Corp.	333,100	5,976
Jefferies Financial Group Inc.	262,871	5,055
Affiliated Managers Group Inc.	52,370	4,825
Aon plc	24,200	4,670
Bank of New York Mellon Corp.	105,325	4,650
Nasdaq Inc.	45,662	4,391
BB&T Corp.	72,600	3,567
Marsh & McLennan Cos. Inc.	35,380	3,529
KeyCorp	190,490	3,381
Invesco Ltd.	157,550	3,223
First American Financial Corp.	46,200	2,481
East West Bancorp Inc.	43,200	2,020
Lincoln National Corp.	28,140	1,814
Citizens Financial Group Inc.	48,510	1,715
First Hawaiian Inc.	62,100	1,607
* Green Dot Corp. Class A	29,700	1,452
Voya Financial Inc.	22,500	1,244
Navient Corp.	78,500	1,072
* Arch Capital Group Ltd.	28,000	1,038
Charles Schwab Corp.	25,183	1,012
Fidelity National Financial Inc.	21,200	854
* Brighthouse Financial Inc.	22,020	808
* Athene Holding Ltd. Class A	15,100	650
MFA Financial Inc.	62,000	445
OneMain Holdings Inc.	12,900	436
Wintrust Financial Corp.	5,700	417

Credicorp Ltd.	1,800	412
Ameriprise Financial Inc.	2,600	377
Argo Group International Holdings Ltd.	4,900	363
Bank of NT Butterfield & Son Ltd.	10,600	360
Investors Bancorp Inc.	32,100	358
* Third Point Reinsurance Ltd.	34,300	354
Huntington Bancshares Inc.	24,152	334
FS KKR Capital Corp.	54,600	325
US Bancorp	5,245	275
CME Group Inc.	1,385	269
American Equity Investment Life Holding Co.	9,600	261
CNO Financial Group Inc.	15,400	257
SEI Investments Co.	4,378	246
BankUnited Inc.	7,200	243
Prudential Financial Inc.	2,400	242
* Texas Capital Bancshares Inc.	3,400	209
American Financial Group Inc.	1,900	195
* eHealth Inc.	2,100	181
Hancock Whitney Corp.	4,300	172
IBERIABANK Corp.	2,200	167
* Western Alliance Bancorp	3,700	165
Popular Inc.	2,795	152
Community Bank System Inc.	2,100	138
CVB Financial Corp.	6,400	135
* SVB Financial Group	598	134
United Community Banks Inc.	4,600	131
Apollo Investment Corp.	7,900	125
Primerica Inc.	800	96
WSFS Financial Corp.	2,200	91
Hilltop Holdings Inc.	4,200	89
OFG Bancorp	3,700	88
Meridian Bancorp Inc.	4,800	86
BrightSphere Investment Group plc	7,000	80
Erie Indemnity Co. Class A	300	76
Walker & Dunlop Inc.	1,400	75
Boston Private Financial Holdings Inc.	6,100	74
Axis Capital Holdings Ltd.	1,200	72
Ameris Bancorp	1,700	67
Kearny Financial Corp.	4,881	65
Annaly Capital Management Inc.	7,100	65
Umpqua Holdings Corp.	3,600	60
Capitol Federal Financial Inc.	4,300	59
Willis Towers Watson plc	300	57
Exantas Capital Corp.	4,700	53
* Blucora Inc.	1,600	49
* Credit Acceptance Corp.	100	48
TPG RE Finance Trust Inc.	2,500	48
Flagstar Bancorp Inc.	1,400	46
* On Deck Capital Inc.	10,100	42
* Cannae Holdings Inc.	1,417	41
Hanover Insurance Group Inc.	293	38
Oaktree Specialty Lending Corp.	6,900	37
* Cowen Inc. Class A	2,174	37
Trustmark Corp.	1,066	35
* World Acceptance Corp.	200	33
First Financial Northwest Inc.	2,300	33
First BanCorp	2,900	32

First Busey Corp.	1,200	32
Hanmi Financial Corp.	1,374	31
Central Pacific Financial Corp.	1,000	30
United Financial Bancorp Inc.	1,960	28
WesBanco Inc.	696	27
Great Western Bancorp Inc.	733	26
* Bancorp Inc.	2,800	25
TCG BDC Inc.	1,500	23
PennantPark Investment Corp.	3,600	23
Evercore Inc. Class A	250	22
* Elevate Credit Inc.	5,000	21
ARMOUR Residential REIT Inc.	1,100	21
Peapack Gladstone Financial Corp.	700	20
Sterling Bancorp	900	19
AMERISAFE Inc.	300	19
Oppenheimer Holdings Inc. Class A	700	19
Southern National Bancorp of Virginia Inc.	1,200	18
National General Holdings Corp.	700	16
Golub Capital BDC Inc.	800	14
Nelnet Inc. Class A	239	14
Washington Federal Inc.	400	14
Veritex Holdings Inc.	511	13
* MBIA Inc.	1,300	12
Westwood Holdings Group Inc.	325	11
Flushing Financial Corp.	500	11
PJT Partners Inc.	271	11
* LendingClub Corp.	3,198	10
BGC Partners Inc. Class A	1,800	9
1st Source Corp.	200	9
Heritage Insurance Holdings Inc.	582	9
Independent Bank Corp.	400	9
United Community Financial Corp.	900	9
Stock Yards Bancorp Inc.	222	8
Independent Bank Corp.	100	8
Oxford Square Capital Corp.	1,152	7
State Auto Financial Corp.	200	7
Home Bancorp Inc.	176	7
FGL Holdings	800	7
Old Second Bancorp Inc.	500	6
Moelis & Co. Class A	172	6
KKR Real Estate Finance Trust Inc.	300	6
Opus Bank	283	6
Northwest Bancshares Inc.	300	5
First Defiance Financial Corp.	180	5
Janus Henderson Group plc	200	4
* Atlantic Capital Bancshares Inc.	238	4
PacWest Bancorp	100	4
First Mid Bancshares Inc.	100	4
Sandy Spring Bancorp Inc.	100	3
Fidelity Southern Corp.	100	3
* HomeStreet Inc.	100	3
Meta Financial Group Inc.	100	3
TCF Financial Corp.	100	2
First Midwest Bancorp Inc.	100	2
Amalgamated Bank Class A	105	2
* Columbia Financial Inc.	100	2
Prospect Capital Corp.	100	1

Medley Capital Corp.	100	—
		1,351,890
Health Care (14.2%)
Johnson & Johnson	1,238,476	172,495
Merck & Co. Inc.	1,636,687	137,236
AbbVie Inc.	1,094,697	79,606
UnitedHealth Group Inc.	311,616	76,037
Pfizer Inc.	1,745,864	75,631
Eli Lilly & Co.	539,329	59,752
Abbott Laboratories	632,068	53,157
Bristol-Myers Squibb Co.	1,092,809	49,559
Thermo Fisher Scientific Inc.	154,973	45,512
Medtronic plc	450,782	43,902
Agilent Technologies Inc.	530,824	39,637
Amgen Inc.	198,261	36,536
Becton Dickinson and Co.	140,627	35,439
* IQVIA Holdings Inc.	219,624	35,338
* Illumina Inc.	94,218	34,686
HCA Healthcare Inc.	249,375	33,708
Cerner Corp.	422,500	30,969
* Varian Medical Systems Inc.	226,168	30,788
Zoetis Inc.	232,935	26,436
Gilead Sciences Inc.	390,225	26,364
* Vertex Pharmaceuticals Inc.	142,850	26,196
Cardinal Health Inc.	556,001	26,188
* Waters Corp.	111,387	23,975
Stryker Corp.	116,090	23,866
Cooper Cos. Inc.	70,537	23,763
Humana Inc.	87,490	23,211
Allergan plc	136,710	22,889
* Mettler-Toledo International Inc.	26,390	22,168
* Boston Scientific Corp.	449,393	19,315
* Align Technology Inc.	66,176	18,112
Cigna Corp.	113,122	17,822
* Intuitive Surgical Inc.	32,146	16,862
* Biogen Inc.	71,800	16,792
* Hologic Inc.	348,699	16,745
CVS Health Corp.	287,350	15,658
ResMed Inc.	115,040	14,038
* IDEXX Laboratories Inc.	50,198	13,821
Baxter International Inc.	141,200	11,564
* Henry Schein Inc.	159,960	11,181
Danaher Corp.	74,704	10,677
* Centene Corp.	197,900	10,378
Universal Health Services Inc. Class B	64,602	8,423
* Edwards Lifesciences Corp.	41,410	7,650
McKesson Corp.	56,100	7,539
Anthem Inc.	24,466	6,905
* Incyte Corp.	59,622	5,066
* Mylan NV	245,700	4,678
* ABIOMED Inc.	16,090	4,191
Zimmer Biomet Holdings Inc.	32,200	3,791
* QIAGEN NV	71,100	2,883
Bruker Corp.	56,300	2,812
* Regeneron Pharmaceuticals Inc.	8,600	2,692
* Horizon Therapeutics plc	110,800	2,666
Dentsply Sirona Inc.	44,216	2,580

*	Elanco Animal Health Inc.	70,800	2,393
	AmerisourceBergen Corp. Class A	23,500	2,004
*	Molina Healthcare Inc.	11,000	1,575
*	Nevro Corp.	22,400	1,452
*	Alexion Pharmaceuticals Inc.	8,300	1,087
*	Allscripts Healthcare Solutions Inc.	87,500	1,018
*,^ Lannett Co. Inc.		162,500	985
	Patterson Cos. Inc.	40,600	930
	Encompass Health Corp.	12,500	792
*	Masimo Corp.	5,100	759
*	Pacira BioSciences Inc.	17,200	748
*	MyoKardia Inc.	11,600	582
*	PTC Therapeutics Inc.	12,746	574
*	Myriad Genetics Inc.	19,700	547
*	LivaNova plc	6,800	489
*	MEDNAX Inc.	17,900	452
*	AMAG Pharmaceuticals Inc.	45,200	452
*	Wright Medical Group NV	14,800	441
*	Premier Inc. Class A	11,100	434
*	Ionis Pharmaceuticals Inc.	6,400	411
*	Insmed Inc.	15,000	384
*	Haemonetics Corp.	2,900	349
*	Editas Medicine Inc.	13,600	336
*	United Therapeutics Corp.	4,300	336
*	Neogen Corp.	4,800	298
*	ICON plc	1,900	293
	Perrigo Co. plc	6,111	291
*,^ Omeros Corp.		18,100	284
*	Veeva Systems Inc. Class A	1,700	276
*	Genomic Health Inc.	4,723	275
*	OraSure Technologies Inc.	28,900	268
*	Neurocrine Biosciences Inc.	3,000	253
*	Assertio Therapeutics Inc.	70,900	245
*	Triple-S Management Corp. Class B	9,900	236
*	WellCare Health Plans Inc.	800	228
*	Eagle Pharmaceuticals Inc.	4,000	223
*	Agenus Inc.	68,866	207
*	Integer Holdings Corp.	2,400	201
	Quest Diagnostics Inc.	1,830	186
*	Innoviva Inc.	11,800	172
*	Radius Health Inc.	6,900	168
*	CytomX Therapeutics Inc.	14,600	164
*	Catalent Inc.	2,900	157
*	Karyopharm Therapeutics Inc.	24,700	148
*	Amedisys Inc.	1,200	146
*	Halozyme Therapeutics Inc.	8,280	142
*	Puma Biotechnology Inc.	10,800	137
*	Biohaven Pharmaceutical Holding Co. Ltd.	2,800	123
*	Mallinckrodt plc	12,500	115
*,^ Corbus Pharmaceuticals Holdings Inc.		15,900	110
*	Momenta Pharmaceuticals Inc.	7,900	98
*	HMS Holdings Corp.	3,000	97
*	Insulet Corp.	801	96
*	Dynavax Technologies Corp.	23,600	94
*	Medpace Holdings Inc.	1,400	92
*	Global Blood Therapeutics Inc.	1,700	89
	PerkinElmer Inc.	900	87

*	IVERIC bio Inc.	66,480	86
*	Cerus Corp.	14,800	83
*	Arrowhead Pharmaceuticals Inc.	3,100	82
*,^ Cronos Group Inc.		4,900	78
*,^ AcelRx Pharmaceuticals Inc.		30,300	77
*	ACADIA Pharmaceuticals Inc.	2,701	72
*	Alkermes plc	3,100	70
*	CareDx Inc.	1,900	68
*,^ MannKind Corp.		55,200	63
*	Retrophin Inc.	3,059	61
*	Tivity Health Inc.	3,600	59
*	Coherus Biosciences Inc.	2,600	57
*	Cymabay Therapeutics Inc.	7,700	55
*	Diplomat Pharmacy Inc.	8,700	53
*	Omnicell Inc.	600	52
	Taro Pharmaceutical Industries Ltd.	602	51
*	Accuray Inc.	12,700	49
*	Cutera Inc.	2,358	49
*	ArQule Inc.	4,400	48
*	Akebia Therapeutics Inc.	10,000	48
*	Aquinox Pharmaceuticals Inc.	20,300	48
*	Voyager Therapeutics Inc.	1,500	41
*	Select Medical Holdings Corp.	2,400	38
*	Audentes Therapeutics Inc.	1,000	38
*	Aurinia Pharmaceuticals Inc.	5,628	37
	Meridian Bioscience Inc.	3,100	37
*	Strongbridge Biopharma plc	11,300	35
*	CorVel Corp.	400	35
*	BioMarin Pharmaceutical Inc.	400	34
*	BioCryst Pharmaceuticals Inc.	8,700	33
*	Rockwell Medical Inc.	10,800	33
*	Endo International plc	7,800	32
*	Avanos Medical Inc.	700	31
*	Celgene Corp.	300	28
*	AngioDynamics Inc.	1,300	26
*	OPKO Health Inc.	10,200	25
*	Tenet Healthcare Corp.	1,195	25
*	DaVita Inc.	400	23
*	GenMark Diagnostics Inc.	3,200	21
*	MacroGenics Inc.	951	16
*	Prothena Corp. plc	1,400	15
*,^ Inovio Pharmaceuticals Inc.		4,700	14
*	ImmunoGen Inc.	5,800	13
	Invacare Corp.	2,351	12
*	Five Prime Therapeutics Inc.	2,000	12
*,^ vTv Therapeutics Inc. Class A		7,400	11
*	Covetrus Inc.	400	10
*	Akcea Therapeutics Inc.	400	9
*	Chimerix Inc.	2,100	9
*	Clovis Oncology Inc.	600	9
*	BioDelivery Sciences International Inc.	1,900	9
*	Sientra Inc.	1,306	8
*	ANI Pharmaceuticals Inc.	89	7
*	Otonomy Inc.	2,600	7
*	Oxford Immunotec Global plc	500	7
*	BioScrip Inc.	2,500	7
*	Varex Imaging Corp.	200	6

* Quidel Corp.	100	6
* ChemoCentryx Inc.	600	6
Computer Programs & Systems Inc.	200	6
* Menlo Therapeutics Inc.	900	5
* WaVe Life Sciences Ltd.	200	5
* REGENXBIO Inc.	100	5
* Syneos Health Inc.	100	5
* Protagonist Therapeutics Inc.	400	5
* Abeona Therapeutics Inc.	1,000	5
* Myovant Sciences Ltd.	500	5
* Exelixis Inc.	200	4
* Heron Therapeutics Inc.	200	4
* RTI Surgical Holdings Inc.	802	3
* Enzo Biochem Inc.	1,000	3
* AtriCure Inc.	100	3
* Veracyte Inc.	100	3
* Adverum Biotechnologies Inc.	200	2
* Solid Biosciences Inc.	400	2
* Ardelyx Inc.	700	2
* Foamix Pharmaceuticals Ltd.	780	2
* Aduro Biotech Inc.	1,000	2
* Genocea Biosciences Inc.	300	1
* Dermira Inc.	100	1
* Cross Country Healthcare Inc.	100	1
* Sesen Bio Inc.	300	—
* Arbutus Biopharma Corp.	200	—
* Fortress Biotech Inc.	200	—
Aceto Corp.	1,100	—
* Durect Corp.	100	—
* Viveve Medical Inc.	100	—
* Advaxis Inc.	1	—
		1,597,562
Industrials (9.4%)
Honeywell International Inc.	507,253	88,561
Boeing Co.	239,839	87,304
Caterpillar Inc.	399,927	54,506
Lockheed Martin Corp.	141,020	51,266
Waste Management Inc.	351,649	40,570
Union Pacific Corp.	228,460	38,635
Dover Corp.	380,158	38,092
Raytheon Co.	204,794	35,610
United Parcel Service Inc. Class B	325,131	33,576
Harris Corp.	172,548	32,634
Expeditors International of Washington Inc.	408,570	30,994
Cummins Inc.	162,723	27,881
AMETEK Inc.	279,120	25,355
3M Co.	135,985	23,572
Eaton Corp. plc	282,950	23,564
CSX Corp.	281,040	21,744
Pentair plc	580,541	21,596
Illinois Tool Works Inc.	141,748	21,377
WW Grainger Inc.	78,521	21,062
* United Continental Holdings Inc.	207,803	18,193
Cintas Corp.	75,350	17,880
Roper Technologies Inc.	45,618	16,708
Nielsen Holdings plc	739,258	16,707
Ingersoll-Rand plc	131,340	16,637

Quanta Services Inc.	408,670	15,607
Norfolk Southern Corp.	75,160	14,982
PACCAR Inc.	206,872	14,824
CH Robinson Worldwide Inc.	166,996	14,086
Textron Inc.	264,758	14,043
Emerson Electric Co.	208,046	13,881
AO Smith Corp.	261,620	12,338
Southwest Airlines Co.	235,290	11,948
United Technologies Corp.	85,640	11,150
General Electric Co.	897,670	9,426
Xylem Inc.	111,550	9,330
Rockwell Automation Inc.	56,383	9,237
Masco Corp.	223,400	8,766
Republic Services Inc. Class A	96,670	8,376
Spirit AeroSystems Holdings Inc. Class A	102,100	8,308
* Copart Inc.	101,008	7,549
Robert Half International Inc.	122,823	7,002
Allison Transmission Holdings Inc.	131,100	6,077
Fortune Brands Home & Security Inc.	105,500	6,027
Parker-Hannifin Corp.	29,830	5,071
Northrop Grumman Corp.	14,855	4,800
* IAA Inc.	99,432	3,856
* HD Supply Holdings Inc.	94,175	3,793
Johnson Controls International plc	79,720	3,293
Fastenal Co.	97,840	3,189
Verisk Analytics Inc. Class A	21,690	3,177
General Dynamics Corp.	15,734	2,861
nVent Electric plc	107,600	2,667
KAR Auction Services Inc.	97,200	2,430
ManpowerGroup Inc.	20,800	2,009
Acuity Brands Inc.	14,400	1,986
Allegion plc	16,500	1,824
Canadian Pacific Railway Ltd.	5,900	1,388
Huntington Ingalls Industries Inc.	6,040	1,357
Oshkosh Corp.	14,900	1,244
Stanley Black & Decker Inc.	8,060	1,166
Fortive Corp.	13,440	1,096
* Resideo Technologies Inc.	44,000	964
* Aerojet Rocketdyne Holdings Inc.	19,300	864
Macquarie Infrastructure Corp.	20,200	819
Insperity Inc.	6,100	745
Moog Inc. Class A	7,700	721
Armstrong World Industries Inc.	7,200	700
Altra Industrial Motion Corp.	18,900	678
* United Rentals Inc.	4,930	654
* Continental Building Products Inc.	24,100	640
Curtiss-Wright Corp.	4,800	610
Graco Inc.	8,500	427
* Gardner Denver Holdings Inc.	12,100	419
MSC Industrial Direct Co. Inc. Class A	5,200	386
* IHS Markit Ltd.	5,810	370
AGCO Corp.	4,300	334
Owens Corning	5,500	320
Brady Corp. Class A	6,300	311
ArcBest Corp.	10,900	306
* Milacron Holdings Corp.	21,800	301
* Great Lakes Dredge & Dock Corp.	21,881	242

*	TriNet Group Inc.	3,500	237
*	NOW Inc.	11,710	173
^	ADT Inc.	26,700	163
	Arconic Inc.	5,920	153
	Korn Ferry	3,700	148
*	Atkore International Group Inc.	5,632	146
	Hexcel Corp.	1,700	138
	Ritchie Bros Auctioneers Inc.	4,100	136
	Hubbell Inc. Class B	1,000	130
	Timken Co.	2,400	123
*	Masonite International Corp.	2,100	111
	Deluxe Corp.	2,600	106
	Flowserve Corp.	2,000	105
*	Harsco Corp.	3,800	104
*	SPX FLOW Inc.	2,300	96
	EnerSys	1,300	89
	Toro Co.	1,306	87
	Knoll Inc.	3,700	85
*	Enphase Energy Inc.	4,400	80
*	Rexnord Corp.	2,419	73
*	Civeo Corp.	42,500	73
	Heidrick & Struggles International Inc.	2,400	72
*	MRC Global Inc.	4,200	72
	ACCO Brands Corp.	8,900	70
*	LB Foster Co. Class A	2,557	70
*	WESCO International Inc.	1,300	66
*	AECOM	1,700	64
	Spartan Motors Inc.	5,800	64
	Hillenbrand Inc.	1,400	55
	Tetra Tech Inc.	700	55
	Schneider National Inc. Class B	3,000	55
	Luxfer Holdings plc	2,165	53
*	Kornit Digital Ltd.	1,600	51
*	Hub Group Inc. Class A	1,154	48
	Pitney Bowes Inc.	11,000	47
*	Upwork Inc.	2,900	47
*	Mistras Group Inc.	3,200	46
*,^ Vivint Solar Inc.		6,100	45
	EMCOR Group Inc.	500	44
	Lincoln Electric Holdings Inc.	500	41
*	Cornerstone Building Brands Inc.	6,500	38
	Federal Signal Corp.	1,200	32
*	American Superconductor Corp.	3,400	32
	Rush Enterprises Inc. Class A	800	29
*	SPX Corp.	800	26
	Donaldson Co. Inc.	470	24
*	CBIZ Inc.	1,200	24
*	ARC Document Solutions Inc.	11,400	23
	Briggs & Stratton Corp.	2,200	23
	Comfort Systems USA Inc.	400	20
*	Armstrong Flooring Inc.	2,060	20
*	WageWorks Inc.	399	20
	Trinity Industries Inc.	900	19
*	USA Truck Inc.	1,800	18
*	ASGN Inc.	300	18
	Advanced Drainage Systems Inc.	500	16
*	Advanced Disposal Services Inc.	500	16

HNI Corp.	400	14
Wabash National Corp.	845	14
* Huron Consulting Group Inc.	226	11
Quad/Graphics Inc.	1,400	11
Landstar System Inc.	100	11
* Covenant Transportation Group Inc. Class A	700	10
Resources Connection Inc.	534	9
* GMS Inc.	382	8
Insteel Industries Inc.	400	8
* Textainer Group Holdings Ltd.	800	8
Marten Transport Ltd.	400	7
* TriMas Corp.	220	7
* TrueBlue Inc.	300	7
Mobile Mini Inc.	200	6
* CECO Environmental Corp.	625	6
* DXP Enterprises Inc.	157	6
Raven Industries Inc.	157	6
* Genco Shipping & Trading Ltd.	600	5
Universal Logistics Holdings Inc.	186	4
* Titan Machinery Inc.	200	4
* Gibraltar Industries Inc.	100	4
* Commercial Vehicle Group Inc.	500	4
Maxar Technologies Inc.	500	4
CRA International Inc.	100	4
* Babcock & Wilcox Enterprises Inc.	11,000	4
Arcosa Inc.	100	4
* Foundation Building Materials Inc.	200	4
Titan International Inc.	700	3
Fluor Corp.	100	3
Werner Enterprises Inc.	100	3
Caesarstone Ltd.	195	3
* YRC Worldwide Inc.	700	3
Quanex Building Products Corp.	100	2
* General Finance Corp.	215	2
* Builders FirstSource Inc.	100	2
		1,069,229
Information Technology (21.3%)
Microsoft Corp.	3,709,170	496,880
Apple Inc.	2,021,707	400,136
Visa Inc. Class A	876,566	152,128
Mastercard Inc. Class A	381,058	100,801
Intel Corp.	1,621,471	77,620
Cisco Systems Inc.	1,225,508	67,072
Intuit Inc.	190,689	49,833
Accenture plc Class A	265,862	49,123
* Cadence Design Systems Inc.	647,884	45,877
QUALCOMM Inc.	602,465	45,830
Oracle Corp.	799,475	45,546
Fidelity National Information Services Inc.	369,780	45,365
* PayPal Holdings Inc.	376,465	43,090
* Adobe Inc.	142,459	41,976
HP Inc.	1,827,230	37,988
International Business Machines Corp.	268,677	37,051
Texas Instruments Inc.	317,164	36,398
Xilinx Inc.	300,191	35,399
NVIDIA Corp.	214,542	35,234
Citrix Systems Inc.	352,600	34,604

* VeriSign Inc.	162,440	33,976
DXC Technology Co.	572,310	31,563
* Advanced Micro Devices Inc.	839,049	25,482
Broadridge Financial Solutions Inc.	186,315	23,789
Applied Materials Inc.	505,410	22,698
* Fortinet Inc.	284,908	21,889
Automatic Data Processing Inc.	123,471	20,413
* salesforce.com Inc.	130,077	19,737
Lam Research Corp.	97,372	18,290
Broadcom Inc.	61,569	17,723
* F5 Networks Inc.	120,624	17,566
Motorola Solutions Inc.	100,617	16,776
Hewlett Packard Enterprise Co.	1,027,330	15,359
Analog Devices Inc.	133,413	15,058
* Micron Technology Inc.	348,030	13,430
* Synopsys Inc.	93,730	12,062
FLIR Systems Inc.	219,320	11,865
Maxim Integrated Products Inc.	196,420	11,750
* Qorvo Inc.	175,281	11,675
Paychex Inc.	138,278	11,379
NetApp Inc.	172,900	10,668
* Akamai Technologies Inc.	113,130	9,066
Symantec Corp.	375,750	8,176
KLA-Tencor Corp.	64,620	7,638
Juniper Networks Inc.	286,000	7,616
* Arista Networks Inc.	28,860	7,493
Amphenol Corp. Class A	71,686	6,878
* Keysight Technologies Inc.	75,493	6,780
* Fiserv Inc.	67,882	6,188
* Autodesk Inc.	35,726	5,820
Seagate Technology plc	121,140	5,708
* Palo Alto Networks Inc.	25,300	5,155
Total System Services Inc.	38,285	4,911
* Dropbox Inc. Class A	175,200	4,389
* Red Hat Inc.	22,890	4,298
* Gartner Inc.	25,230	4,061
* ANSYS Inc.	14,540	2,978
Cognizant Technology Solutions Corp. Class A	43,300	2,745
VMware Inc. Class A	14,000	2,341
* CoreLogic Inc.	54,900	2,296
Western Union Co.	112,800	2,244
* Black Knight Inc.	35,600	2,141
* GoDaddy Inc. Class A	30,400	2,133
Skyworks Solutions Inc.	26,935	2,081
* Flex Ltd.	212,300	2,032
* FleetCor Technologies Inc.	6,760	1,899
Global Payments Inc.	10,190	1,632
* Pure Storage Inc. Class A	104,400	1,594
Amdocs Ltd.	23,300	1,447
* Acacia Communications Inc.	24,200	1,141
Corning Inc.	32,800	1,090
InterDigital Inc.	15,600	1,005
Teradyne Inc.	19,800	949
* CommVault Systems Inc.	18,200	903
Kulicke & Soffa Industries Inc.	37,200	839
* Tower Semiconductor Ltd.	46,600	735
Perspecta Inc.	29,500	691

*	CommScope Holding Co. Inc.	43,900	691
	National Instruments Corp.	15,100	634
	Progress Software Corp.	14,400	628
*	Worldpay Inc. Class A	4,800	588
*	Pivotal Software Inc. Class A	52,000	549
*	Pluralsight Inc. Class A	17,600	534
*	Fitbit Inc. Class A	120,800	532
	Xperi Corp.	22,800	469
*	Knowles Corp.	24,100	441
*	Semtech Corp.	9,000	432
*	BlackBerry Ltd.	57,700	430
*	Extreme Networks Inc.	66,200	428
*	DocuSign Inc. Class A	8,600	428
*	Nutanix Inc.	16,204	420
	Sabre Corp.	18,500	411
*	Workiva Inc.	6,800	395
*	Rambus Inc.	32,800	395
*	Cirrus Logic Inc.	9,000	393
*,^ GreenSky Inc. Class A		31,900	392
*	Ambarella Inc.	8,800	388
*	Cardtronics plc Class A	14,100	385
	Versum Materials Inc.	6,878	355
	Dolby Laboratories Inc. Class A	5,400	349
*	NetScout Systems Inc.	13,000	330
*	Conduent Inc.	32,500	312
*	Manhattan Associates Inc.	4,100	284
*	First Solar Inc.	4,000	263
*	SailPoint Technologies Holding Inc.	12,500	250
*	Ciena Corp.	5,800	239
	LogMeIn Inc.	3,100	228
*	Ceridian HCM Holding Inc.	4,500	226
*	Check Point Software Technologies Ltd.	1,900	220
	CDK Global Inc.	4,400	218
*	Teradata Corp.	5,800	208
	j2 Global Inc.	2,200	196
	NXP Semiconductors NV	2,000	195
	Hollysys Automation Technologies Ltd.	9,900	188
*	Cornerstone OnDemand Inc.	2,974	172
*	Cision Ltd.	14,500	170
*	Radware Ltd.	6,100	151
*	MicroStrategy Inc. Class A	1,000	143
*	Photronics Inc.	17,200	141
	NIC Inc.	8,700	140
*	Rudolph Technologies Inc.	4,900	135
*	Box Inc.	7,600	134
*	NCR Corp.	4,200	131
*	Tenable Holdings Inc.	4,500	128
*	Smartsheet Inc. Class A	2,400	116
*	SunPower Corp. Class A	9,800	105
*	InterXion Holding NV	1,300	99
*	Yext Inc.	4,300	86
*	Casa Systems Inc.	13,300	86
*	Nuance Communications Inc.	4,900	78
*	NeoPhotonics Corp.	18,200	76
*	Splunk Inc.	600	75
*	Inphi Corp.	1,400	70
*	Synaptics Inc.	2,200	64

* EchoStar Corp. Class A	1,400	62
* MACOM Technology Solutions Holdings Inc.	4,056	61
* SolarWinds Corp.	3,200	59
Cohu Inc.	3,700	57
Genpact Ltd.	1,400	53
* Calix Inc.	7,900	52
Leidos Holdings Inc.	600	48
NVE Corp.	682	47
* Sanmina Corp.	1,500	45
* Zuora Inc. Class A	2,700	41
* Alpha & Omega Semiconductor Ltd.	4,058	38
* Cree Inc.	600	34
* Model N Inc.	1,700	33
* Blackline Inc.	600	32
* FireEye Inc.	2,100	31
* SPS Commerce Inc.	300	31
* Carbon Black Inc.	1,727	29
* MoneyGram International Inc.	11,600	29
ManTech International Corp. Class A	400	26
* Dell Technologies Inc.	500	25
* A10 Networks Inc.	3,700	25
* Benefitfocus Inc.	862	23
* Immersion Corp.	3,000	23
* Anixter International Inc.	381	23
* Advanced Energy Industries Inc.	400	23
* Net 1 UEPS Technologies Inc.	5,400	22
* Zebra Technologies Corp.	100	21
Daktronics Inc.	3,200	20
* Aerohive Networks Inc.	4,300	19
* VirnetX Holding Corp.	2,900	18
* New Relic Inc.	200	17
* Anaplan Inc.	327	17
MKS Instruments Inc.	200	16
* Telaria Inc.	2,057	15
* Nova Measuring Instruments Ltd.	600	15
* Endurance International Group Holdings Inc.	3,100	15
* eGain Corp.	1,800	15
* Square Inc.	200	15
* Sierra Wireless Inc.	1,200	14
* SMART Global Holdings Inc.	600	14
Monotype Imaging Holdings Inc.	800	13
QAD Inc. Class A	300	12
* Proofpoint Inc.	100	12
* LivePerson Inc.	400	11
* Amkor Technology Inc.	1,500	11
* Viavi Solutions Inc.	800	11
* MobileIron Inc.	1,700	11
* Ribbon Communications Inc.	2,124	10
TE Connectivity Ltd.	100	10
Hackett Group Inc.	300	5
* Nanometrics Inc.	100	3
* Camtek Ltd.	400	3
Ituran Location and Control Ltd.	100	3
* Unisys Corp.	300	3
* Zix Corp.	300	3
* Telenav Inc.	100	1

* Ideanomics Inc.	100	—
		2,407,841
Materials (1.8%)
Ball Corp.	391,708	27,416
Air Products & Chemicals Inc.	102,493	23,201
CF Industries Holdings Inc.	463,350	21,643
Linde plc	100,383	20,157
Mosaic Co.	659,974	16,519
Sealed Air Corp.	366,511	15,679
Nucor Corp.	241,118	13,286
LyondellBasell Industries NV Class A	151,034	13,009
Dow Inc.	199,035	9,814
FMC Corp.	104,619	8,678
Westrock Co.	151,300	5,518
DuPont de Nemours Inc.	73,158	5,492
Sherwin-Williams Co.	10,190	4,670
Eastman Chemical Co.	44,400	3,456
Steel Dynamics Inc.	103,500	3,126
Ashland Global Holdings Inc.	29,600	2,367
Huntsman Corp.	102,600	2,097
Avery Dennison Corp.	14,000	1,620
Packaging Corp. of America	11,550	1,101
Louisiana-Pacific Corp.	38,500	1,009
* Corteva Inc.	25,157	744
Methanex Corp.	12,800	582
Celanese Corp. Class A	5,300	571
Valvoline Inc.	29,200	570
Ecolab Inc.	2,360	466
* Axalta Coating Systems Ltd.	11,000	327
* Alcoa Corp.	12,600	295
* AdvanSix Inc.	8,800	215
PolyOne Corp.	5,600	176
Warrior Met Coal Inc.	6,500	170
Olin Corp.	7,500	164
Freeport-McMoRan Inc.	13,930	162
Orion Engineered Carbons SA	7,300	156
WR Grace & Co.	2,000	152
* Constellium NV Class A	13,800	139
Chemours Co.	4,600	110
Trinseo SA	2,491	105
Mercer International Inc.	6,778	105
* Flotek Industries Inc.	29,768	99
Vulcan Materials Co.	600	82
Graphic Packaging Holding Co.	4,700	66
Resolute Forest Products Inc.	4,500	32
Nexa Resources SA	2,900	28
* SunCoke Energy Inc.	3,000	27
Israel Chemicals Ltd.	5,000	26
Ferroglobe plc	11,300	19
* Verso Corp.	899	17
* Ryerson Holding Corp.	1,900	16
Advanced Emissions Solutions Inc.	840	11
Reliance Steel & Aluminum Co.	100	9
Amcor plc	800	9
* Berry Global Group Inc.	100	5
* Intrepid Potash Inc.	1,400	5
Newmont Goldcorp Corp.	99	4

*	OMNOVA Solutions Inc.	116	1
*,§ Ferroglobe R&W Trust		48,731	—
			205,523
Other (0.2%)
	SPDR S&P 500 ETF Trust	61,700	18,078
*	Babcock & Wilcox Enterprises Inc. Rights Exp. 07/18/2019	12,500	1
*,§ Biosante Pharmaceutical Inc. CVR		4,189	—
			18,079
Real Estate (3.2%)
	Simon Property Group Inc.	348,300	55,644
	Crown Castle International Corp.	185,709	24,207
*	SBA Communications Corp. Class A	97,999	22,034
	American Tower Corp.	104,195	21,303
	Ventas Inc.	271,884	18,583
	Regency Centers Corp.	275,816	18,408
	AvalonBay Communities Inc.	90,590	18,406
	Extra Space Storage Inc.	164,985	17,505
	Vornado Realty Trust	241,912	15,507
	HCP Inc.	483,610	15,466
	Duke Realty Corp.	461,247	14,580
	Prologis Inc.	164,714	13,194
	UDR Inc.	259,758	11,661
	Public Storage	46,948	11,182
	Boston Properties Inc.	86,200	11,120
	Mid-America Apartment Communities Inc.	86,431	10,178
	Host Hotels & Resorts Inc.	556,470	10,139
	Apartment Investment & Management Co.	191,496	9,598
	Essex Property Trust Inc.	28,236	8,243
	Equity Residential	103,900	7,888
	Kimco Realty Corp.	343,584	6,349
	Federal Realty Investment Trust	48,040	6,186
	Macerich Co.	94,550	3,166
	SL Green Realty Corp.	21,710	1,745
	CoreCivic Inc.	63,200	1,312
	Uniti Group Inc.	56,100	533
	Sun Communities Inc.	3,438	441
	Equity Commonwealth	12,300	400
	Brandywine Realty Trust	22,500	322
	Equity LifeStyle Properties Inc.	2,200	267
	Camden Property Trust	2,400	251
	Iron Mountain Inc.	7,600	238
	GEO Group Inc.	10,300	216
*	Cushman & Wakefield plc	12,000	215
	MGM Growth Properties LLC Class A	6,800	208
	Liberty Property Trust	3,795	190
	STORE Capital Corp.	5,468	181
	Healthcare Trust of America Inc. Class A	4,800	132
	VICI Properties Inc.	4,900	108
	Equinix Inc.	213	107
	Corporate Office Properties Trust	3,700	98
	Digital Realty Trust Inc.	789	93
	Sunstone Hotel Investors Inc.	6,100	84
	Brixmor Property Group Inc.	4,400	79
	RLJ Lodging Trust	3,400	60
	Douglas Emmett Inc.	1,400	56
	American Campus Communities Inc.	1,000	46

	Empire State Realty Trust Inc.	2,733	40
	Life Storage Inc.	400	38
	Rexford Industrial Realty Inc.	900	36
	Retail Value Inc.	934	32
	CorePoint Lodging Inc.	2,300	28
*	Howard Hughes Corp.	200	25
	Newmark Group Inc. Class A	2,500	22
	Essential Properties Realty Trust Inc.	1,000	20
	Park Hotels & Resorts Inc.	517	14
	Spirit MTA REIT	1,700	14
	QTS Realty Trust Inc. Class A	300	14
	Monmouth Real Estate Investment Corp.	900	12
	Retail Properties of America Inc.	900	11
	UMH Properties Inc.	800	10
	Realty Income Corp.	100	7
	American Assets Trust Inc.	100	5
	Cedar Realty Trust Inc.	1,700	5
	Highwoods Properties Inc.	100	4
	CareTrust REIT Inc.	149	4
	Urban Edge Properties	200	3
*	St. Joe Co.	200	3
			358,276
Utilities (2.3%)
	NRG Energy Inc.	1,419,663	49,859
	Southern Co.	833,535	46,078
	FirstEnergy Corp.	697,198	29,847
	NextEra Energy Inc.	108,740	22,276
	AES Corp.	1,282,334	21,492
	American Electric Power Co. Inc.	223,100	19,635
	Pinnacle West Capital Corp.	204,370	19,229
	Evergy Inc.	160,900	9,678
	Exelon Corp.	197,743	9,480
	Consolidated Edison Inc.	78,200	6,857
	Dominion Energy Inc.	79,613	6,156
	Duke Energy Corp.	64,600	5,700
	Entergy Corp.	44,500	4,580
	Sempra Energy	26,600	3,656
	Ameren Corp.	30,794	2,313
	Avangrid Inc.	32,400	1,636
	Portland General Electric Co.	16,900	915
	National Fuel Gas Co.	8,800	464
	MDU Resources Group Inc.	14,700	379
	Fortis Inc.	8,300	328
	TerraForm Power Inc. Class A	22,900	327
*,^ Atlantic Power Corp.		99,700	241
	Avista Corp.	3,200	143
	Black Hills Corp.	1,600	125
	Pattern Energy Group Inc. Class A	3,900	90
	Public Service Enterprise Group Inc.	1,500	88
	Atlantica Yield plc	3,600	82
	Hawaiian Electric Industries Inc.	1,000	44
	Chesapeake Utilities Corp.	388	37
	Spark Energy Inc. Class A	700	8
	MGE Energy Inc.	100	7

	El Paso Electric Co.			100	7
					261,757
Total Common Stocks (Cost $8,551,320)					10,950,373
		Coupon		Shares
Temporary Cash Investments (2.0%)1
Money Market Fund (1.9%)
2,3 Vanguard Market Liquidity Fund		2.499%		2,150,191	215,062

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	2.385%	8/1/19	500	499
4	United States Treasury Bill	2.343%–2.349%	8/15/19	2,000	1,995
4	United States Treasury Bill	2.480%	9/5/19	5,000	4,981
4	United States Treasury Bill	2.275%	11/29/19	2,500	2,478
					9,953
Total Temporary Cash Investments (Cost $224,952)					225,015
Total Investments (99.0%) (Cost $8,776,272)					11,175,388
Other Assets and Liabilities-Net (1.0%)2					116,429
Net Assets (100%)					11,291,817

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $2,639,000.
§ Security value determined using significant unobservable inputs.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.8% and (0.8%), respectively, of net assets.
2 Includes $2,906,000 of collateral received for securities on loan.
3 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
4 Securities with a value of $9,330,000 have been segregated as initial margin for open futures contracts.
CVR—Contingent Value Rights.
REIT—Real Estate Investment Trust.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
				($000)
		Number of		Value and
		Long		Unrealized
		(Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	September	2,189	322,243	3,402
	2019
Micro E-mini S&P 500 Index	September	1	15	—
	2019
				3,402

Growth and Income Fund

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value.
Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market.
Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of
Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of
Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted on the
Schedule of Investments.

Growth and Income Fund

The following table summarizes the market value of the fund's investments as of June 30, 2019, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	10,950,373	—	—[1]
Temporary Cash Investments	215,062	9,953	—
Futures Contracts—Assets[2]	915	—	—
Total	11,166,350	9,953	—
1 Amount is less than $500.
2 Represents variation margin on the last day of the reporting period.